Other Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Other Short-Term Borrowings [Abstract]
Components of Other Short-Term Borrowings [text block table]
in € m.	Dec 31, 2021	Dec 31, 2020
Other short-term borrowings:
Commercial paper	1,840	1,748
Other	2,194	1,804
Total other short-term borrowings	4,034	3,553